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                                                   OMB Number:  3235-2456
                                                   Expires:     August 31, 2006
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

  READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

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1.    Name and address of issuer:

                                    Wells Fargo Funds Trust
                                    525 Market Street, 12th Floor
                                    San Francisco, CA 94105

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2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): |_|

            WEALTHBUILDER CONSERVATIVE ALLOCATION
            WEALTHBUILDER EQUITY PORTFOLIO
            WEALTHBUILDER GROWTH ALLOCATION
            WEALTHBUILDER GROWTH BALANCED
            WEALTHBUILDER MODERATE BALANCED
            WEALTHBUILDER TACTICAL EQUITY
            DIVERSIFIED BOND ADMINISTRATOR CLASS
            HIGH YIELD BOND CLASS A
            HIGH YIELD BOND CLASS B
            HIGH YIELD BOND CLASS C
            INCOME PLUS CLASS A
            INCOME PLUS CLASS B
            INCOME PLUS CLASS C
            INFLATION-PROTECTED BOND CLASS A
            INFLATION-PROTECTED BOND CLASS B
            INFLATION-PROTECTED BOND CLASS C
            INFLATION-PROTECTED BOND ADMINISTRATOR CLASS
            INTERMEDIATE GOVERNMENT INCOME CLASS A
            INTERMEDIATE GOVERNMENT INCOME CLASS B
            INTERMEDIATE GOVERNMENT INCOME CLASS C
            INTERMEDIATE GOVERNMENT INCOME ADMINISTRATOR CLASS
            SHORT DURATION GOVERNMENT BOND CLASS A
            SHORT DURATION GOVERNMENT BOND CLASS B
            SHORT DURATION GOVERNMENT BOND CLASS C
            SHORT DURATION GOVERNMENT BOND ADMINSITRATOR CLASS
            STABLE INCOME CLASS A
            STABLE INCOME CLASS B
            STABLE INCOME CLASS C
            STABLE INCOME ADMINISTRATOR CLASS
            TOTAL RETURN BOND CLASS A

            TOTAL RETURN BOND CLASS B
            TOTAL RETURN BOND CLASS C
            TOTAL RETURN BOND CLASS Z
            TOTAL RETURN BOND ADMINISTRATOR CLASS
            TOTAL RETURN BOND INSTITUTIONAL CLASS
            STRATEGIC INCOME CLASS A
            STRATEGIC INCOME CLASS B
            STRATEGIC INCOME CLASS C
            ULTRA-SHORT DURATION BOND CLASS A
            ULTRA-SHORT DURATION BOND CLASS B
            ULTRA-SHORT DURATION BOND CLASS C
            ULTRA-SHORT DURATION BOND CLASS Z
            CORPORATE BOND ADVISOR CLASS
            CORPORATE BOND INSTITUTIONAL CLASS
            CORPORATE BOND INVESTOR CLASS
            GOVERNMENT SECURITIES CLASS C
            GOVERNMENT SECURITIES ADMINISTRATOR CLASS
            GOVERNMENT SECURITIES ADVISOR CLASS
            GOVERNMENT SECURITIES INSTITUTIONAL CLASS
            GOVERNMENT SECURITIES INVESTOR CLASS
            HIGH INCOME ADVISOR CLASS
            HIGH INCOME INSTITUTIONAL CLASS
            HIGH INCOME INVESTOR CLASS
            SHORT-TERM BOND ADVISOR CLASS
            SHORT-TERM BOND INSTITUTIONAL CLASS
            SHORT-TERM BOND INVESTOR CLASS
            SHORT-TERM HIGH YIELD ADVISOR CLASS
            SHORT-TERM HIGH YIELD INVESTOR CLASS
            ULTRA SHORT-TERM INCOME ADMINISTRATOR CLASS
            ULTRA SHORT-TERM INCOME ADVISOR CLASS
            ULTRA SHORT-TERM INCOME INSTITUTIONAL CLASS
            ULTRA SHORT-TERM INCOME INVESTOR CLASS

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3.    Investment Company Act File Number:                       811-09253

      Securities Act File Number:                               333-74295

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4(a). Last day of fiscal year for which this Form is filed:     5/31/2005


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4(b). |_|   Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c). |_|   Check box if this is the last time the issuer will be filing this
            Form.

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      PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS
      FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2393 (4-01)

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5.   Calculation of registration fee:

     (i)     Aggregate sale price of
             securities sold during the
             fiscal year pursuant to
             section 24(f):                                     $ 3,417,529,402
                                                                ---------------

     (ii)    Aggregate price of
             securities redeemed or
             repurchased during the
             fiscal year:                   $ 3,386,472,299
                                            ---------------

     (iii)   Aggregate price of
             securities redeemed or
             repurchased during any
             PRIOR fiscal year ending no
             earlier than October 11,
             1995 that were not
             previously used to reduce
             registration fees payable
             to the Commission:             $   369,172,260
                                            ---------------

     (iv)    Total available redemption
             credits [add Items 5(ii)
             and 5(iii)]:                                       $ 3,755,644,559
                                                                ---------------
     (v)     Net sales - if Item 5(i) is
             greater than Item 5(iv)
             [subtract Item 5(iv) from
             Item 5(i)]:                                        $             0
                                                                ---------------

     ---------------------------------------------------------
     (vi)    Redemption credits             $(            0)
             available for use in future    ---------------
             years - if Item 5(i) is
             less than Item 5(iv)
             [subtract Item 5(iv) from
             Item 5(i)]:

     ---------------------------------------------------------

     (vii)   Multiplier for determining
             registration fee (See
             Instruction C.9):                              X           0.01177%
                                                                ---------------
     (viii)  Registration fee due
             [multiply Item 5(v) by Item
             5(vii)] (enter "0" if no
             fee is due):                                 =     $          0.00
                                                                ---------------
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6.   Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here :__________________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here :___________________.

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7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                          +$                   0
                                                           ---------------------

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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:

                                                          =$                0.00
                                                           ---------------------

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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository: January 20, 2004

            Method of Delivery:

              |X|      Wire Transfer

              |_|      Mail or other means

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

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/  Stacie D. De Angelo
                              --------------------------------------------------

                              Treasurer
                              --------------------------------------------------

Date 8/24/2005
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   * PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE.